Commitments - Minimum Future Payments Under Leases (Detail) $ in Thousands	Mar. 26, 2016 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2017	$ 15,535
2018	13,135
2019	12,272
2020	11,967
2021	10,401
Thereafter	45,057
Operating Leases, Future Minimum Payments Due, Total	$ 108,367